UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2011
                                               --------------
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Longbow Capital Partners, L.P.
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Address:   598 Madison Avenue
           ------------------------------
           New York, New York 10022
           ------------------------------

Form 13F File Number: 028-11083
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Thomas M. Fitzgerald III
        ------------------------
Title:  Managing Member
        ------------------------
Phone:  (212) 245-3700
        ------------------------


Signature, Place, Date of  Signing:

/s/ Thomas M. Fitzgerald III       New York, New York                 5/16/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              31

Form 13F Information Table Value Total:  $      193,623
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ALCOA INC                    COM            013817101    3,375   191,114 SH       SOLE                  191,114      0    0
ALLETE INC                   COM NEW        018522300    4,741   121,654 SH       SOLE                  121,654      0    0
AMERICAN RAILCAR INDS INC    COM            02916P103    3,978   159,384 SH       SOLE                  159,384      0    0
AVISTA CORP                  COM            05379B107    4,844   209,405 SH       SOLE                  209,405      0    0
CENTERPOINT ENERGY INC       COM NEW        15189T107   21,073 1,200,031 SH       SOLE                1,200,031      0    0
CHENIERE ENERGY INC          COM NEW        16411R208       23     2,492 SH       SOLE                    2,492      0    0
CHICAGO BRIDGE & IRON CO N V NY REGISTRY SH 167250109    3,728    91,696 SH       SOLE                   91,696      0    0
DTE ENERGY CO                COM            233331107   14,045   286,870 SH       SOLE                  286,870      0    0
ENERGEN CORP                 COM            29265N108   17,860   282,957 SH       SOLE                  282,957      0    0
F M C CORP-                  COM NEW        302491303      153     1,800 SH       SOLE                    1,800      0    0
FREEPORT-MCMORAN COPPER & GO COM            35671D857       56     1,000 SH       SOLE                    1,000      0    0
GLOBE SPECIALTY METALS INC   COM            37954N206    1,158    50,900 SH       SOLE                   50,900      0    0
GOLAR LNG LTD BERMUDA        SHS            G9456A100      216     8,449 SH       SOLE                    8,449      0    0
HAWAIIAN ELEC INDUSTRIES     COM            419870100    6,541   263,737 SH       SOLE                  263,737      0    0
INTERNATIONAL COAL GRP INC N COM            45928H106    2,109   186,666 SH       SOLE                  186,666      0    0
ITC HLDGS CORP               COM            465685105    7,929   113,433 SH       SOLE                  113,433
LACLEDE GROUP INC            COM            505597104    3,009    78,965 SH       SOLE                   78,965      0    0
MFRI INC                     COM            552721102      524    46,950 SH       SOLE                   46,950      0    0
NISOURCE INC CMN             COM            65473P105   12,716   663,000 SH       SOLE                  663,000      0    0
OGE ENERGY CORP              COM            670837103   21,296   421,207 SH       SOLE                  421,207      0    0
ONEOK INC NEW                COM            682680103   14,426   215,701 SH       SOLE                  215,701      0    0
PEPCO HOLDINGS INC           COM            713291102    3,236   173,500 SH       SOLE                  173,500      0    0
PORTLAND GEN ELEC CO         COM NEW        736508847    4,882   205,400 SH       SOLE                  205,400      0    0
SANDRIDGE ENERGY INC         COM            80007P307      346    27,000 SH       SOLE                   27,000      0    0
SOUTHERN UN CO  NEW          COM            844030106    9,256   323,400 SH       SOLE                  323,400      0    0
SPECTRA ENERGY CORP          COM            847560109   13,263   487,965 SH       SOLE                  487,965      0    0
TECO ENERGY INC              COM            872375100    5,469   291,500 SH       SOLE                  291,500      0    0
UGI CORP NEW                 COM            902681105    7,900   240,110 SH       SOLE                  240,110      0    0
UNION PAC CORP.              COM            907818108       10       100 SH       SOLE                      100      0    0
UNITED RENTALS  INC.         COM            911363109      128     3,850 SH       SOLE                    3,850      0    0
VECTREN CORP                 COM            92240G101    5,333   196,071 SH       SOLE                  196,071      0    0
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